Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Trade and Other Current Payables

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Current
Trade payables	3,406,398	3,884,812	614,472
Bills payables (i)	3,348,163	3,085,206	487,996
Other payables	533,705	423,787	67,032
Accrued expenses	233,053	167,575	26,506
Accrued staff costs	714,701	689,327	109,033
Refund liabilities	1,031,562	913,756	144,531
Dividend payable	49,468	29,304	4,635
Amount due to:
- associates and joint ventures (trade)	467,351	176,819	27,968
- associates and joint ventures (non-trade)	205	27	4
- related parties (trade)	238,622	214,980	34,004
- related parties (non-trade)	1,841	1,308	207

Financial liabilities carried at amortized cost (Note 31, Note 34)	10,025,069	9,586,901	1,516,388
Deferred grants (Note 27)	23,468	12,482	1,974
Advance from customers	320	316	50
Other tax payable	62,111	39,416	6,234

Total trade and other payables (current)	10,110,968	9,639,115	1,524,646

(i)
As of December 31, 2021, the bills payables include bills payable to joint ventures, associates and other related parties amounted to

RMB 28.4

million (US$ 4.5

million) (2020: RMB 105.6 million), RMB 5.4

million (US$ 0.9

million) (2020: RMB 12.9 million) and

RMB 237.6

million (US$ 37.6

million) (2020: RMB 249.0 million) respectively.

Summary of Other Non-current Payables

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Non-current
Other payables (i) (Note 31, Note 34)	191,563	188,725	29,851

(i)	This relates to accrual for bonus that is not expected to be settled within next 12 months.